Unaudited Condensed Interim Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss - USD ($) $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022		Dec. 31, 2022
Profit or loss [abstract]
Revenues from sale of products	$ 1,206	$ 1,669		$ 2,358	$ 2,771		$ 5,347
Revenues from development services	3,534	2,777		6,149	5,866		12,943
Revenues from license agreements	33	222		65	438		8,206
Total revenues	4,773	4,668		8,572	9,075		26,496
Cost of revenues from sale of products	628	1,148		1,436	1,539		3,184
Cost of revenues from development services	3,005	2,391		5,170	4,932		9,829
Cost of revenues from license agreements	3	16		3	31		318
Total cost of revenues	3,636	3,555		6,609	6,502		13,331
Gross profit	1,137	1,113		1,963	2,573		13,165
Research and development	2,024	2,191		4,126	4,599		10,181
Selling and marketing	1,332	935		2,438	1,854		3,725
General and administrative	1,788	1,352		3,770	2,769		6,920
Other expenses	0	309		0	309		684
Total operating expenses	5,144	4,787		10,334	9,531		21,510
Operating loss	(4,007)	(3,674)		(8,371)	(6,958)		(8,345)
Financial income	5,828	11		7,480	11		461
Financial expenses	(893)	(687)		(1,869)	(988)		(11,637)
Financing income (expenses), net	4,935	(676)		5,611	(977)		(11,176)
Profit (loss) before taxes on income	928	(4,350)		(2,760)	(7,935)		(19,521)
Taxes on income	(12)	(4)		(17)	(8)		(78)
Net profit (loss)	916	(4,354)		(2,777)	(7,943)		(19,599)
Other comprehensive income:
Foreign currency translation adjustments	0	17		(9)	22		14
Total comprehensive profit (loss)	$ 916	$ (4,337)		$ (2,786)	$ (7,921)		$ (19,585)
Loss per share data:
Basic net profit (loss) per share	$ 0.1	$ (0.92)	[1]	$ (0.32)	$ (1.79)	[1]	$ (3.93)
Diluted net profit (loss) per share	$ 0.1	$ (0.92)		$ (0.32)	$ (1.79)		$ (3.93)
Number of shares used in calculating basic net loss per share	9,209	4,734	[1]	8,803	4,440	[1]	4,987
Number of shares used in calculating diluted net loss per share	9,209	4,734		8,803	4,440		4,987

[1]	Restated to reflect 1:7 reverse ratio of shares